Condensed Consolidated Statements of Changes in Equity - CHF (SFr) SFr in Thousands	Share capital	Share premium	Treasury shares	Accumulated losses	Currency Translation Differences	Total
Balance, beginning of period at Dec. 31, 2020	SFr 1,538	SFr 346,890	SFr (100)	SFr (132,850)		SFr 215,478
Net loss for the period				(51,720)		(51,720)
Total comprehensive loss, net of tax				(51,720)		(51,720)
Share-based payments				3,081		3,081
Proceeds from sale of treasury shares in public offerings, net of underwriting fees and transaction costs		12,097	24			12,121
Issuance of shares, net of transaction costs:
Held as treasury shares	48		(48)
restricted share awards	1	169		(176)		(6)
exercise of options	2	265				267
Balance, end of period at Sep. 30, 2021	1,589	359,421	(124)	(181,665)		179,221
Balance, beginning of period at Dec. 31, 2021	1,794	431,251	(124)	(200,942)		231,979
Net loss for the period				(52,004)		(52,004)
Other comprehensive income/(loss)				7,559	SFr 72	7,631
Total comprehensive loss, net of tax				(44,445)	72	(44,373)
Share-based payments				2,441		2,441
Issuance of shares, net of transaction costs:
restricted share awards		48		(48)
exercise of options	3	4				7
Balance, end of period at Sep. 30, 2022	SFr 1,797	SFr 431,303	SFr (124)	SFr (242,994)	SFr 72	SFr 190,054